General information and significant accounting policies Adoption of New and Amended International Financial Reporting Standards (IFRS) (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	[1]	$ 2,250
Number of bareboat chartered-in vessels one year		3
Right-of-use assets			$ 791,927	$ 697,903
Lease liabilities			633,550		$ 50,700
Accumulated deficit
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	[1]	$ 2,250
Vessels [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets			$ 773,428	$ 680,483	$ 48,500

[1]	Reflects the impact of the adoption of IFRS 16 - Leases, which was effective for annual periods beginning on January 1, 2019. Refer to Note 1 for further discussion.